Note 1 - Description of the Business, Basis of Presentation and Summary of Significant Accounting Policies - 10-Q (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Notes Tables
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	June 30,
		2024
	2025	(as revised)

Equity based warrants to purchase common shares	87,531	4,334
Convertible Notes - common shares (1)	-	33,250
Convertible Notes - equity-based warrants to purchase common shares	25,003	25,003
Stock options granted under Company's incentive plan	248,483	216,483
Series A Warrants	1,533,096	-
Representative Warrants	91,985	-

Total potentially dilutive securities	1,986,098	279,070

	March 31,
		2024
	2025	(as revised)

Equity based warrants to purchase common shares	87,531	4,334
Convertible Notes - common shares (1)	-	33,250
Convertible Notes - equity-based warrants to purchase common shares	25,003	25,003
Stock options granted under Company's incentive plan	243,483	100,180
Series A Warrants	1,533,096	-
Representative Warrants	91,985	-

Total potentially dilutive securities	1,981,098	162,767

Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
	Three Months Ended June 30, 2024
	Originally Filed	Adjusted for 1-for-20 Reverse Stock Split	Correction	As Revised

Net Loss (in thousands)	$(2,699)	$-	$-	$(2,699)
Loss per share - basic and diluted	$(0.14)	$(2.85)	$0.65	$(2.20)
Weighted average shares outstanding - basic and diluted	18,902,248	945,382	280,041	1,225,423
	Three Months Ended June 30, 2024
	Originally Filed	Adjusted for 1-for-20 Reverse Stock Split	Correction	As Revised

Equity based warrants to purchase common shares	5,344,569	267,231	(262,897)	4,334
Convertible Notes - common shares	665,000	33,250	-	33,250
Convertible Notes - equity-based warrants to purchase common shares	500,000	25,003	-	25,003
Stock options granted under Company's incentive plan	4,329,579	216,483	-	216,483
Total potentially dilutive securities	10,839,148	541,967	(262,897)	279,070

	Twelve Months Ended March 31, 2024
	Originally Filed	Adjusted for 1-for-20 Reverse Stock Split	Correction	As Revised

Net Loss (in thousands)	$(15,426)	$-	$-	$(15,426)
Loss per share - basic and diluted	$(1.05)	$(21.09)	$6.27	$(14.82)
Weighted average shares outstanding - basic and diluted	14,626,282	731,372	309,348	1,040,720
	Twelve Months Ended March 31, 2024
	Originally Filed	Adjusted f or 1-for-20 Reverse Stock Split	Correction	As Revised

Equity based warrants to purchase common shares	5,744,569	287,231	(282,897)	4,334
Convertible Notes - common shares	665,000	33,250	-	33,250
Convertible Notes - equity-based warrants to purchase common shares	500,000	25,003	-	25,003
Stock options granted under Company's incentive plan	2,003,600	100,180	-	100,180
Total potentially dilutive securities	8,913,169	445,664	(282,897)	162,767